INTANGIBLE ASSETS - NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Intangible assets [Line Items]
Acquisition cost	$ 50.2	$ 39.6
Accumulated amortization	(33.6)	(24.8)
Book value	16.6	14.8
Customer relationships [Member]
Intangible assets [Line Items]
Acquisition cost	3.4	3.5
Accumulated amortization	(1.2)	(1.0)
Book value	2.2	2.5
Technologies [Member]
Intangible assets [Line Items]
Acquisition cost	11.0	11.6
Accumulated amortization	(11.0)	(11.5)
Book value	0.0	0.1
Trade marks [Member]
Intangible assets [Line Items]
Acquisition cost	5.2	5.4
Accumulated amortization
Book value	5.2	5.4
Software licenses [Member]
Intangible assets [Line Items]
Acquisition cost	28.2	18.6
Accumulated amortization	(20.9)	(12.3)
Book value	7.3	6.3
Others [Member]
Intangible assets [Line Items]
Acquisition cost	2.4	0.5
Accumulated amortization	(0.5)	0.0
Book value	$ 1.9	$ 0.5